STOCK BASED COMPENSATION (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION
NOTE 15 – STOCK BASED COMPENSATION
At the Special Meeting, in connection with the business combination, the Tuatara shareholders approved the SpringBig Holdings, Inc. 2022 Long-Term Incentive Plan (the “2022 Incentive Plan”), which became effective upon the Closing.
The number of shares of our common stock initially reserved for issuance under the 2022 Incentive Plan was 1,525,175, which equaled the amount of shares of our common stock equal to 5% of the sum of (i) the number of shares of our common stock outstanding as of the Closing and (ii) the number of shares of our common stock underlying stock options issued under the SpringBig, Inc. 2017 Equity Incentive Plan (as amended and restated) (the “Legacy Incentive Plan”) that were outstanding as of the Closing. Shares subject to stock awards granted under the 2022 Incentive Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2022 Incentive Plan.
Prior to the closing of the merger, Legacy SpringBig maintained an equity incentive plan (the “Legacy Incentive Plan”), which was originally established effective December 1, 2017. The Legacy Incentive Plan permitted the grant of incentive stock options, non-qualified stock options, restricted stock awards, and restricted stock unit awards to Legacy SpringBig and its affiliates’ employees, consultants and directors. SpringBig will not grant any additional awards under the Legacy Incentive Plan following the business combination.
During the three months ended March 31, 2023 and 2022, compensation expense recorded in connection with the Legacy Incentive Plan was $30,000 and $181,000, respectively. During the three months ended March 31, 2023, compensation expense recorded in connection with the 2022 Incentive Plan was $132,000. These charges are recorded in administrative expense on the consolidated statements of operations.
The following table summarizes information on stock options outstanding as of March 31, 2023 under the Legacy Incentive Plan:
	Options Outstanding			Options Vested and Exercisable
	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2023	3,394,753	$0.57	3,250,236	5.79	$0.54
Options granted	—
Options exercised	(281,130)	$0.41
Options forfeited	(8,893)	$—
Options cancelled	—	$—
Outstanding Balance, March 31, 2023	3,104,730	$0.59	2,945,020	5.97	$0.56
The intrinsic value of the options exercised during the three months ended March 31, 2023 was $100,000. As of March 31, 2023, the intrinsic value of the 2,945,020 options outstanding and exercisable was $779,000. As of March 31, 2023, the total compensation cost related to non-vested awards not yet recognized was $152,000 with a weighted-average period of 1.25 years over which it is expected to be recognized.
The following table summarizes information on Restricted Stock Units outstanding as of March 31, 2023 under the 2022 Incentive Plan:
	Restricted Stock Units Outstanding
	Number of RSUs	Weighted Average Fair Value (Per Share)	Weighted Average Vesting (Years)
Outstanding Balance, January 1, 2022	—		—
RSUs granted	761,500	1.97
RSUs forfeited	(36,500)
Outstanding Balance, December 31, 2022	725,000
RSUs granted	589,000	0.79
Outstanding Balance, March 31, 2023	1,314,000	$1.44	2.5
The compensation expense recognized for the three months ended March 31, 2023 related to the Restricted Stock Units was $132,000 and the remaining expense of approximately $1.5 million will be recognized in future periods through September 2025. The Restricted Stock Units vest one-third on each of the first, second, and third anniversary after issuance.

NOTE 16 – STOCK BASED COMPENSATION
At the Special Meeting, in connection with the business combination, the Tuatara shareholders approved the SpringBig Holdings, Inc. 2022 Long-Term Incentive Plan (the “2022 Incentive Plan”), which became effective upon the Closing.
The number of shares of our common stock initially reserved for issuance under the 2022 Incentive Plan was 1,525,175, which equaled the amount of shares of our common stock equal to 5% of the sum of (i) the number of shares of our common stock outstanding as of the Closing and (ii) the number of shares of our common stock underlying stock options issued under the SpringBig, Inc. 2017 Equity Incentive Plan (as amended and restated) (the “Legacy Incentive Plan”) that were outstanding as of the Closing. Shares subject to stock awards granted under the 2022 Incentive Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2022 Incentive Plan.
Prior to the closing of the business combination, Legacy SpringBig maintained an equity incentive plan (the “Legacy Incentive Plan”), which was originally established effective December 1, 2017. The Legacy Incentive Plan permitted the grant of incentive stock options, non-qualified stock options, restricted stock awards, and restricted stock unit awards to Legacy SpringBig and its affiliates’ employees, consultants and directors. SpringBig will not grant any additional awards under the Legacy Incentive Plan following the business combination.
During the years ended December 31, 2022 and 2021, compensation expense recorded in connection with the Company’s incentive plans was $1.2 million and $0.6 million, respectively. These are included in general and administrative expense on the statements of operations.
The following table summarizes information on stock options outstanding as of December 31, 2022 under the Legacy Incentive Plan:
	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2022	6,802,437	$0.38	4,628,311	6.79	$0.24
Options granted	—
Options exercised	(530,666)	$0.55
Options forfeited	(61,460)	$0.75
Options cancelled	(4,791)	$0.75
Outstanding Balance, June 14, 2022	6,205,520
Conversion ratio	0.5929
SpringBig Holdings options	3,679,171
Options exercised	(135,090)	$0.30
Options forfeited	(149,328)	$1.11
Outstanding Balance, Dec. 31, 2022	3,394,753	$0.57	3,250,236	5.79	$0.54
The intrinsic value of the options exercised during the years ended December 31, 2022 and 2021 was $3.4 million and $81,000, respectively.
With the consummation of the business combination, all outstanding options were vested with the exception of 192,689 options granted to certain executives of the Company. The cost associated with the early vesting was $0.9 million and is included in administrative expense on the statement of operations.
During the year ended December 31, 2021, the Company used the Black-Scholes option-pricing model to value option grants and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimations. The Company based its expected volatility based on the volatilities of certain publicly traded peer companies.
The risk-free interest rate used for each grant is equal to the U.S. Treasury yield curve in effect at the time of grant for instruments with a similar expected life. The expected term of options granted was determined based on the expected holding period at the time of the grant. GAAP also requires that the Company recognize compensation expense for only the portion of options that are expected to vest.
On July 7, 2022, the Company issued 761,500 Restricted Stock Units to its employees, which were awarded when the price per share was $1.97. By December 31, 2022, 36,500 of the Restricted Stock Units had been forfeited by terminated employees. After forfeitures, the outstanding number of Restricted Stock Units at December 31, 2022 was 725,000. The Restricted Stock Units vest over a 3 year period and have a weighted average remaining vesting term of 2.5 years. The compensation expense recognized for the year ended December 31, 2022 related to the Restricted Stock Units was $246,000 and the remaining expense of approximately $1.2 million will be recognized in future periods.